Interest in joint operations (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of financial position
External non-current assets	R 229,401	R 238,259
Total assets	359,555	364,980
Shareholders' equity	157,611	147,427	R 201,524	R 193,197
Long-term liabilities	132,508	150,957
Total equity and liabilities	359,555	364,980
Joint Operations
Statement of financial position
External non-current assets	25,696	26,495
External current assets	2,324	1,842
Intercompany current assets	212	104
Total assets	28,232	28,441
Shareholders' equity	21,606	22,673
Long-term liabilities	3,632	3,082
Interest-bearing current liabilities	110	90
Non-interest-bearing current liabilities	1,690	1,858
Intercompany current liabilities	1,194	738
Total equity and liabilities	28,232	28,441
Capital commitments	R 2,003	R 1,383
Louisiana Integrated Polyethylene JV LLC (LIP JV)
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%
Statement of financial position
External non-current assets	R 25,696
External current assets	1,547
Intercompany current assets	209
Total assets	27,452
Shareholders' equity	25,900
Long-term liabilities	32
Interest-bearing current liabilities	6
Non-interest-bearing current liabilities	1,091
Intercompany current liabilities	423
Total equity and liabilities	R 27,452
National Petroleum Refiners of South Africa (Pty) Ltd (Natref)
Joint operations
Interest in joint operation (as a percent)	64.00%	64.00%
Statement of financial position
External current assets	R 777
Intercompany current assets	3
Total assets	780
Shareholders' equity	(4,294)
Long-term liabilities	3,600
Interest-bearing current liabilities	104
Non-interest-bearing current liabilities	599
Intercompany current liabilities	771
Total equity and liabilities	R 780